OTHER OPERATING INCOME	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Disclosure of other operating income [text block]	OTHER OPERATING INCOME
Details of other operating income for the years ended December 31, 2020, 2021 and 2022 are as follow:

	Thousands of U.S. dollars
	2020	2021	2022
Other operating income
Other operating income(a)	5,574	10,538	17,143
Total	5,574	10,538	17,143